PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity analysis for actuarial assumptions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	R$ 3,464,617	R$ 3,467,219
Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Defined benefit liability, discounted to present value at current rate	R$ 3,464,617
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	3,308,626
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 3,634,794
Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Defined benefit liability, discounted to present value at current rate	R$ 3,464,617
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	3,669,296
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	3,295,302
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,969,220	2,066,175
Post-retirement pension plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,969,220
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,901,638
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,041,501
Post-retirement pension plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,969,220
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,969,220
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	1,969,220
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,495,397	R$ 1,401,044
Post-retirement health plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,495,397
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,406,988
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	1,593,293
Post-retirement health plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,495,397
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,700,076
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 1,326,082